Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss
The Company reports activity in Accumulated other comprehensive loss (“AOCI”) for foreign currency translation adjustments, including the translation adjustment for investments in partially owned entities, unrealized gains and losses on designated derivatives, and minimum pension liability adjustments (net of tax). The activity in AOCI for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Opening balance - accumulated other comprehensive loss	$(27,279)	$(16,640)	$(6,050)
Pension and other postretirement benefits:
Balance at beginning of period, net of tax	$898	$383	$2,682
Net gain (loss) arising during period	12	515	(2,299)
Net gain (loss) on pension and other postretirement benefit	12	515	(2,299)
Balance at end of period, net of tax	$910	$898	$383
Foreign currency:
Balance at beginning of period, net of tax	$(46,028)	$(31,587)	$(26,650)
Cumulative translation adjustment	100,489	(71,343)	26,956
Non-derivative net investment hedges(1)	(124,147)	67,312	(31,893)
Removal of hedge designation	—	(10,410)	—
Derivative net investment hedge(1)	(1,493)	—	—
Reclassification of derivative net investment hedge to earnings(1)	1,493	—	—
Reclassification of accumulated CTA on SuperFrio sale proceeds	(1,579)	—	—
Reclassification of CTA to earnings upon sale of partially owned entity	2,372	—	—
Net loss on foreign currency translation	(22,865)	(14,441)	(4,937)
Balance at end of period, net of tax	$(68,893)	$(46,028)	$(31,587)
Designated derivatives:
Balance at beginning of period, net of tax	$17,851	$14,564	$17,918
Cash flow hedge derivatives(1)	(14,234)	27,765	8,532
Net amount reclassified from AOCI to earnings(1)	1,176	(24,478)	(11,886)
Net (loss) gain on designated derivatives	(13,058)	3,287	(3,354)
Balance at end of period, net of tax	4,793	$17,851	$14,564
Closing balance - accumulated other comprehensive loss	$(63,190)	$(27,279)	$(16,640)
(1) Refer to Note 10 - Derivative Financial Instruments for details of our derivative and designated non-derivative financial instruments, including the classification on the Consolidated Statements of Operations for items reclassified from AOCI to Net loss.